Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes receivable (payable)
UScellular’s current income taxes balances at December 31, 2020 and 2019, were as follows:

December 31,	2020	2019
(Dollars in millions)
Federal income taxes receivable	$124	$44
Net state income taxes receivable	1	2

Income tax expense (benefit)
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Current
Federal	$(118)	$44	$48
State	5	12	6
Deferred
Federal	124	—	(5)
State	6	(4)	2
Total income tax expense (benefit)	$17	$52	$51

Income tax reconciliation
A reconciliation of UScellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax rate to UScellular’s effective income tax rate is as follows:

Year Ended December 31,	2020		2019		2018
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$52	21.0%	$39	21.0%	$45	21.0%
State income taxes, net of federal benefit[1]	8	3.4	6	3.4	9	4.0
Federal income tax rate change[2]	—	—	—	—	(4)	(2.0)
Change in federal valuation allowance[3]	—	0.1	7	3.6	(1)	(0.3)
Loss carryback benefit of CARES Act[4]	(49)	(19.8)	—	—	—	—
Nondeductible compensation	6	2.6	2	1.3	4	1.8
Tax credits	—	(0.1)	(3)	(1.5)	—	(0.1)
Other differences, net	—	(0.6)	1	0.3	(2)	(0.7)
Total income tax expense (benefit) and rate	$17	6.6%	$52	28.1%	$51	23.7%
[1]State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to state valuation allowances.
[2]The Tax Act reduced the federal income tax rate from 35% to 21% for years after 2017, resulting in a tax benefit in 2018 due primarily to finalizing the analysis for 2017 depreciation deductions pursuant to FASB Accounting Standards Update 2018-05, Income Taxes: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118.
[3]Change in federal valuation allowance in 2019 is due primarily to interest expense carryforwards not expected to be realized. The 2018 change also includes interest expense carryforwards not expected to be realized, offset by a change in judgment related to net operating loss carryforwards that became realizable due to an internal restructuring.
4The CARES Act provides a 5-year carryback of net operating losses generated in years 2018-2020. As the statutory federal tax rate applicable to certain years within the carryback period is 35%, carryback to those years provides a tax benefit in excess of the current federal statutory rate of 21%.
Deferred income tax assets and liabilities
Significant components of UScellular’s deferred income tax assets and liabilities at December 31, 2020 and 2019, were as follows:

December 31,	2020	2019
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$107	$96
Lease liabilities	236	230
Asset retirement obligation	51	45
Other	83	84
Total deferred tax assets	477	455
Less valuation allowance	(94)	(90)
Net deferred tax assets	383	365
Deferred tax liabilities
Property, plant and equipment	391	284
Licenses/intangibles	256	230
Partnership investments	143	131
Lease assets	215	206
Other	11	21
Total deferred tax liabilities	1,016	872
Net deferred income tax liability	$633	$507

Deferred tax valuation allowance
A summary of UScellular’s deferred tax asset valuation allowance is as follows:

	2020	2019	2018
(Dollars in millions)
Balance at beginning of year	$90	$75	$77
Charged to Income tax expense	4	15	5
Charged to Retained earnings	—	—	(7)
Balance at end of year	$94	$90	$75

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2020	2019	2018
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$48	$48	$47
Additions for tax positions of current year	7	7	6
Additions for tax positions of prior years	2	—	1
Reductions for tax positions of prior years	—	(6)	—
Reductions for settlements of tax positions	—	(1)	—
Reductions for lapses in statutes of limitations	(6)	—	(6)
Unrecognized tax benefits balance at end of year	$51	$48	$48